Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of year	$ 410	$ 411	$ 388
Gross decreases to tax positions in prior periods	(10)	(5)	(112)
Gross increases to current period tax positions	12	4	135
Unrecognized tax benefits, end of year	412	410	$ 411
Unrecognized tax benefits that would impact effective tax rate	$ 254	$ 168